UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21293

Nuveen Multi-Strategy Income and Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Multi-Strategy Income and Growth Fund (JPC)
September 30, 2009

Shares	Description (1)	Value
	Common Stocks – 31.8% (24.5% of Total Investments)
	Aerospace & Defense – 0.3%
1,370	Alliant Techsystems Inc., (2)	$ 106,655
87,660	Bombardier Inc., Class B Shares	406,921
2,490	Esterline Technologies Corporation, (2)	97,633
5,760	GeoEye, Inc., (2)	154,368
17,760	Raytheon Company	851,947
23,400	Thales S.A.	1,160,816
	Total Aerospace & Defense	2,778,340
	Air Freight & Logistics – 0.1%
5,230	FedEx Corporation	393,401
8,850	United Parcel Service, Inc., Class B	499,760
	Total Air Freight & Logistics	893,161
	Auto Components – 0.1%
28,970	Aisin Seiki Company Limited	706,782
2,218	Magna International Inc., Class A	94,309
	Total Auto Components	801,091
	Automobiles – 0.2%
28,242	Honda Motor Company Limited	869,928
3,320	Thor Industries, Inc.	102,754
6,370	Toyota Motor Corporation	500,491
	Total Automobiles	1,473,173
	Beverages – 0.6%
1,240	Boston Beer Company, (2)	45,979
158,431	Coca-Cola Amatil Limited	1,371,122
11,380	Coca-Cola Company	611,106
6,440	Coca-Cola Enterprises Inc.	137,880
12,190	Diageo PLC, Sponsored ADR	749,563
12,140	Dr. Pepper Snapple Group, (2)	349,025
77,100	Foster’s Group Limited	377,498
21,920	Heineken N.V.	1,010,574
8,480	Molson Coors Brewing Company, Class B	412,806
	Total Beverages	5,065,553
	Biotechnology – 0.3%
8,000	Alnylam Pharmaceuticals, Inc., (2)	181,440
11,010	Amgen Inc., (2)	663,132
4,360	Biogen Idec Inc., (2)	220,267
6,690	BioMarin Pharmaceutical Inc., (2)	120,955
2,620	Celgene Corporation, (2)	146,458
14,580	Gilead Sciences, Inc., (2)	679,136
9,680	ISIS Pharmaceuticals, Inc., (2)	141,038
2,829	Medivation, Inc., (2)	76,779
	Total Biotechnology	2,229,205
	Building Products – 0.2%
6,815	Apogee Enterprises, Inc.	102,361
5,990	Masco Corporation	77,391
36,123	Masonite Worldwide Holdings, (2)	1,372,674
	Total Building Products	1,552,426
	Capital Markets – 1.1%
3,530	Ameriprise Financial, Inc.	128,245
9,020	Calamos Asset Management, Inc. Class A	117,801
19,110	Credit Suisse Group	1,060,335
139,080	Daiwa Securities Group Inc.	717,362
16,260	Deutsche Bank AG	1,247,879
525,211	Endeavor Financial Corporation, Corporate Shares S, Reg S, 144A, (2)	819,224
6,120	Goldman Sachs Group, Inc.	1,128,222
11,980	Invesco LTD	272,665
2,470	Lazard Limited	102,036
15,880	Legg Mason, Inc.	492,756
3,540	Stifel Financial Corporation, (2)	194,346
4,700	T. Rowe Price Group Inc.	214,790
6,030	TD Ameritrade Holding Corporation, (2)	118,309
115,313	UBS AG, (2), (3)	2,111,381
	Total Capital Markets	8,725,351
	Chemicals – 0.6%
9,310	Celanese Corporation, Series A	232,750
2,400	Lubrizol Corporation	171,504
15,224	Mosaic Company	731,818
59,019	Nissan Chemical Industries Limited	850,784
6,250	Scotts Miracle Gro Company	268,438
13,500	Solutia Inc., (2)	156,330
25,760	Umicore	771,257
10,920	Wacker Chemie AG	1,703,284
3,770	Westlake Chemical Corporation	96,889
	Total Chemicals	4,983,054
	Commercial Banks – 1.7%
20,746	Banco Itau Holdings Financeira, S.A.	418,032
26,910	Banco Santander Central Hispano S.A.	433,166
208,000	Bangkok Bank Public Company Limited	765,759
8,930	Bank of Nova Scotia	407,611
10,870	BB&T Corporation	296,099
8,930	Commerce Bancshares Inc.	332,553
7,860	Community Bank System Inc.	143,602
54,610	Credit Agricole S.A.	1,141,165
142,940	DnB NOR ASA, (2)	1,655,561
3,110	Hancock Holding Company	116,843
59,131	Hang Seng Bank	851,481
13,966	ICICI Bank Limited, ADR	538,529
1,850,000	Krung Thai Bank Public Company Limited	393,146
188,478	Mitsubishi UFJ Financial Group, Inc.	1,012,047
249,567	Nishi-Nippon City Bank Limited	631,111
76,290	Nordic Baltic Holdings FDR	768,224
7,380	Royal Bank of Canada	396,693
77,990	Standard Chartered PLC, (2)	1,921,946
9,104	Sumitomo Trust & Banking Company, ADR	48,251
28,650	Svenska Handelbanken AB, A Shares	731,523
4,350	UMB Financial Corporation	175,914
11,720	Wells Fargo & Company	330,270
	Total Commercial Banks	13,509,526
	Commercial Services & Supplies – 0.3%
13,880	Corrections Corporation of America, (2)	314,382
11,470	EnergySolutions Inc.	105,753
10,626	Republic Services, Inc.	282,333
8,212	Stericycle Inc., (2)	397,871
139,300	Toppan Printing Company Limited	1,319,055
4,260	Waste Management, Inc.	127,033
	Total Commercial Services & Supplies	2,546,427
	Communications Equipment – 0.4%
15,930	ADC Telecommunications Inc., (2)	132,856
18,600	CommScope Inc., (2)	556,698
3,630	Comtech Telecom Corporation, (2)	120,589
6,340	Interdigital Inc., (2)	146,834
5,110	Plantronics Inc.	136,999
31,636	QUALCOMM, Inc.	1,422,987
8,222	Starent Networks Corporation, (2)	209,003
149,480	ZTE Corporation	785,970
	Total Communications Equipment	3,511,936
	Computers & Peripherals – 0.8%
13,791	Apple, Inc., (2)	2,556,438
7,926	Hewlett-Packard Company	374,186
13,370	International Business Machines Corporation (IBM)	1,599,186
4,380	Network Appliance Inc., (2)	116,858
30,610	Seagate Technology	465,578
4,650	Synaptics, Inc., (2)	117,180
11,898	Teradata Corporation, (2)	327,433
26,640	Western Digital Corporation, (2)	973,159
	Total Computers & Peripherals	6,530,018
	Construction & Engineering – 0.3%
12,460	Fluor Corporation	633,591
5,750	Hochteif AG	438,046
36,510	JGC Corporation	746,754
6,480	Quanta Services Incorporated, (2)	143,402
4,202	Shaw Group Inc., (2)	134,842
	Total Construction & Engineering	2,096,635
	Consumer Finance – 0.1%
12,980	American Express Company	440,022
	Containers & Packaging – 0.1%
5,480	Packaging Corp. of America	111,792
14,020	Pactiv Corporation, (2)	365,221
3,840	Rock-Tenn Company	180,902
	Total Containers & Packaging	657,915
	Diversified Consumer Services – 0.1%
2,670	American Public Education Inc., (2)	92,756
6,371	Apollo Group, Inc., (2)	469,352
	Total Diversified Consumer Services	562,108
	Diversified Financial Services – 0.5%
46,270	Bank of America Corporation	782,888
750	CME Group, Inc.	231,143
1,417	Guoco Group Ltd., ADR	30,125
53,670	ING Groep N.V., Ordinary Shares, (2)	958,163
40,130	JPMorgan Chase & Co.	1,758,497
11,400	Nasdaq Stock Market, Inc., (2)	239,970
8,909	PHH Corporation, (2)	176,755
	Total Diversified Financial Services	4,177,541
	Diversified Telecommunication Services – 1.2%
5,930	Cbeyond Inc., (2)	95,651
93,000	Deutsche Telekom AG, ADR, (3)	1,270,380
37,500	KT Corporation, Sponsored ADR	651,750
94,719	Nippon Telegraph and Telephone Corporation, ADR, (3)	2,181,379
32,341	Nippon Telegraph and Telephone Corporation, ADR	1,498,786
2,295,000	Telecom Italia S.p.A.	2,821,044
10,010	Telefonica SA	829,929
4,788	Telus Corporation	148,859
3,940	Verizon Communications Inc.	119,264
	Total Diversified Telecommunication Services	9,617,042
	Electric Utilities – 1.5%
190,956	Centrais Electricas Brasileiras S.A., ADR, (2)	2,650,469
10,170	E.ON A.G.	431,288
27,450	E.ON A.G.	1,167,998
11,610	Edison International	389,864
14,800	Electricite de France S.A.	877,998
17,256	Exelon Corporation	856,243
10,210	FPL Group, Inc.	563,898
4,990	Great Plains Energy Incorporated	89,571
275,862	Korea Electric Power Corporation, Sponsored ADR, (2), (3)	4,204,137
17,110	Progress Energy, Inc.	668,317
8,660	Southern Company	274,262
	Total Electric Utilities	12,174,045
	Electrical Equipment – 0.2%
36,840	ABB Limited, (2)	738,274
48,520	ABB Limited, (2)	973,865
14,390	GrafTech International Ltd., (2)	211,533
	Total Electrical Equipment	1,923,672
	Electronic Equipment & Instruments – 0.7%
58,450	Corning Incorporated	894,870
5,685	Ingram Micro, Inc., Class A, (2)	95,792
4,377	Multi Fineline Electronix, Inc., (2)	125,664
18,372	Nidec Corporation	1,492,028
139,257	Nippon Electric Glass Company Limited	1,270,556
37,627	Tech Data Corporation, (2), (3)	1,565,659
	Total Electronic Equipment & Instruments	5,444,569
	Energy Equipment & Services – 1.0%
90,520	AMEC PLC, (2)	1,092,218
236,976	BJ Services Company, (3)	4,604,444
11,740	Cooper Cameron Corporation, (2)	444,007
8,880	FMC Technologies Inc., (2)	463,891
20,480	Halliburton Company	555,418
11,110	Pride International Inc., (2)	338,188
10,600	Technip S.A.	677,077
	Total Energy Equipment & Services	8,175,243
	Food & Staples Retailing – 0.9%
12,590	Casino Guichard-Perrachon S.A.	998,557
11,049	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	622,059
139,030	Jeronimo Martins SGPS	1,217,645
59,960	Koninklijke Ahold N.V.	721,243
8,535	Kroger Co.	176,162
67,170	Wal-Mart Stores, Inc., (3)	3,297,375
	Total Food & Staples Retailing	7,033,041
	Food Products – 1.6%
17,460	Campbell Soup Company	569,545
3,920	ConAgra Foods, Inc.	84,986
3,820	Dean Foods Company, (2)	67,958
8,509	General Mills, Inc.	547,809
6,990	H.J. Heinz Company	277,853
7,660	Hershey Foods Corporation	297,668
9,760	Kellogg Company	480,485
8,980	Nestle S.A.	382,666
239,129	Smithfield Foods, Inc., (2), (3)	3,299,980
365,449	Tyson Foods, Inc., Class A, (3)	4,615,621
46,860	Unilever PLC	1,343,945
15,590	Unilever PLC	442,992
212,728	Wilmar International Limited	954,418
	Total Food Products	13,365,926
	Health Care Equipment & Supplies – 0.4%
20,338	Baxter International, Inc.	1,159,469
10,770	Becton, Dickinson and Company	751,208
9,010	Covidien PLC	389,773
6,000	Edwards Lifesciences Corporation, (2)	419,460
4,320	Inverness Medical Innovation, (2)	167,314
6,080	Masimo Corporation, (2)	159,296
1,162	Zimmer Holdings, Inc., (2)	62,109
	Total Health Care Equipment & Supplies	3,108,629
	Health Care Providers & Services – 0.7%
14,180	AmerisourceBergen Corporation	317,348
3,950	Centene Corporation, (2)	74,813
4,360	Community Health Systems Inc., (2)	139,215
9,260	Coventry Health Care, Inc., (2)	184,830
3,010	Emergency Medical Services Corporation, (2)	139,965
12,719	Express Scripts, Inc., (2)	986,740
15,830	Fresenius Medical Care, ADR	788,299
36,420	Health Net Inc., (2), (3)	560,868
10,560	HealthSouth Corporation, (2)	165,158
2,379	Humana Inc., (2)	88,737
1,410	Laboratory Corporation of America Holdings, (2)	92,637
7,360	McKesson HBOC Inc.	438,288
8,120	Medco Health Solutions, Inc., (2)	449,117
2,274	Omnicare, Inc.	51,210
6,900	Pharmerica Corporation, (2)	128,133
10,466	Quest Diagnostics Incorporated	546,221
5,660	Universal Health Services, Inc., Class B	350,524
	Total Health Care Providers & Services	5,502,103
	Hotels, Restaurants & Leisure – 0.3%
4,540	Boyd Gaming Corporation, (2)	49,622
23,300	Carnival Corporation	793,891
6,480	Las Vegas Sands, (2)	109,123
10,780	Royal Caribbean Cruises Limited, (2)	259,582
8,630	Starbucks Corporation, (2)	178,210
185,880	Thomas Cook Group PLC	690,081
2,990	Wynn Resorts Ltd, (2)	211,961
	Total Hotels, Restaurants & Leisure	2,292,470
	Household Durables – 0.3%
48,600	Electrolux AB, Class B Shares, (2)	1,111,937
3,230	Meritage Corporation, (2)	65,569
18,130	Newell Rubbermaid Inc.	284,460
2,495	Sekisui House, Ltd., Sponsored ADR	22,555
12,760	Tempur Pedic International Inc., (2)	241,674
22,090	Toll Brothers Inc., (2)	431,639
	Total Household Durables	2,157,834
	Household Products – 0.3%
4,000	Church & Dwight Company Inc.	226,960
13,980	Colgate-Palmolive Company	1,066,394
231	KAO Corporation, Sponsored ADR	57,276
6,850	Kimberly-Clark Corporation	404,013
7,870	Reckitt and Benckiser	384,618
	Total Household Products	2,139,261
	Industrial Conglomerates – 0.0%
624	Siemens AG, Sponsored ADR	58,007
	Insurance – 1.0%
4,140	Ace Limited	221,324
5,990	Allstate Corporation	183,414
1,362	Aon Corporation	55,420
4,450	Arch Capital Group Limited, (2)	300,553
4,850	Aspen Insurance Holdings Limited	128,380
8,543	Assurant Inc.	273,889
1,858	CNA Financial Corporation, (2)	44,852
7,550	Delphi Financial Group, Inc.	170,857
1,990	Fairfax Financial Holdings Limited	739,254
26,800	Loews Corporation, (3)	917,900
214,450	Mapfre S.A.	959,333
2,600	Marsh & McLennan Companies, Inc.	64,298
1,330	Navigators Group, Inc., (2)	73,150
33,310	Principal Financial Group, Inc.	912,361
12,030	Prudential Financial, Inc.	600,417
70,370	SCOR SE	1,923,589
6,940	Travelers Companies, Inc.	341,656
6,180	WR Berkley Corporation	156,230
	Total Insurance	8,066,877
	Internet & Catalog Retail – 0.1%
8,490	Amazon.com, Inc., (2)	792,627
10,270	NetFlix.com, Inc., (2)	474,166
	Total Internet & Catalog Retail	1,266,793
	Internet Software & Services – 0.5%
62,472	eBay Inc., (2), (3)	1,474,964
5,930	Equinix Inc., (2)	545,560
2,710	Google Inc., Class A, (2)	1,343,754
9,100	Rackspace Hosting Inc., (2)	155,246
12,200	Switch & Data Facilities Company, Inc., (2)	166,042
4,100	Vocus, Inc., (2)	85,649
	Total Internet Software & Services	3,771,215
	IT Services – 0.4%
104,570	CGI Group Inc., (2)	1,222,423
4,520	MasterCard, Inc.	913,718
6,280	VeriFone Holdings Inc., (2)	99,789
13,770	Visa Inc.	951,645
6,420	Wright Express Corporation, (2)	189,454
	Total IT Services	3,377,029
	Leisure Equipment & Products – 0.1%
21,052	Hasbro, Inc.	584,193
	Life Sciences Tools & Services – 0.1%
1,040	Bio-Rad Laboratories Inc., (2)	95,555
11,710	Illumina Inc., (2)	497,675
2,430	Life Technologies Corporation, (2)	113,117
3,500	Millipore Corporation, (2)	246,155
1,100	Thermo Fisher Scientific, Inc., (2)	48,037
	Total Life Sciences Tools & Services	1,000,539
	Machinery – 0.4%
3,301	AGCO Corporation, (2)	91,207
3,270	Badger Meter Inc.	126,516
3,650	Chart Industries, Inc., (2)	78,804
3,330	Cummins Inc.	149,217
8,130	Flowserve Corporation	801,130
2,708	Harsco Corporation	95,890
47,210	Kone OYJ	1,735,408
3,433	Tata Motors Limited, ADR	44,492
	Total Machinery	3,122,664
	Marine – 0.1%
7,810	Genco Shipping and Trading Limited	162,292
40,000	Stolt-Nielsen S.A.	522,844
	Total Marine	685,136
	Media – 0.4%
14,640	Cablevision Systems Corporation	347,700
25,360	Comcast Corporation, Class A	428,330
29,316	DIRECTV Group, Inc., (2)	808,535
56,720	Net Servios de Comunicao, (2)	653,414
22,700	Scholastic Corporation, (3)	552,518
10,430	Scripps Networks Interactive, Class A Shares	385,389
1,055	Walt Disney Company	28,970
	Total Media	3,204,856
	Metals & Mining – 3.5%
75,800	AngloGold Ashanti Limited, Sponsored ADR, (3)	3,089,608
133,800	Barrick Gold Corporation, (3)	5,071,020
31,910	BHP Billiton PLC, ADR	1,062,137
4,590	Cliffs Natural Resources Inc.	148,532
11,270	First Quantum Minerals Limited, (2)	736,842
17,830	Freeport-McMoRan Copper & Gold, Inc.	1,223,316
121,100	Gold Fields Limited, ADR (3)	1,668,758
126,000	Ivanhoe Mines Ltd., (2), (3)	1,611,540
1,376	Kinross Gold Corporation	29,859
8,540	Lihir Gold Limited, Sponsored ADR, (2)	213,927
1,177,200	Lihir Gold Limited, (2)	2,907,872
1,062,500	Minara Resources Limited, (2)	904,531
102,700	Newmont Mining Corporation, (3)	4,520,854
677,529	NovaGold Resources Inc., (2)	3,468,948
1,462	Silver Standard Resources, Inc., (2)	31,228
19,280	Steel Dynamics Inc.	295,755
13,450	United States Steel Corporation	596,777
14,480	Walter Industries Inc.	869,669
	Total Metals & Mining	28,451,173
	Multiline Retail – 0.2%
6,530	Big Lots, Inc., (2)	163,381
16,450	Federated Department Stores, Inc.	300,871
44,450	Next PLC, (2)	1,272,998
	Total Multiline Retail	1,737,250
	Multi-Utilities – 0.2%
36,032	Ameren Corporation, (3)	910,889
4,310	PG&E Corporation	174,512
9,740	RWE AG	904,639
	Total Multi-Utilities	1,990,040
	Oil, Gas & Consumable Fuels – 3.9%
11,190	Alpha Natural Resources Inc., (2)	392,769
215,755	Arch Coal Inc., (3)	4,774,658
77,940	BP PLC, Sponsored ADR, (3)	4,148,746
119,547	Cameco Corporation, (3)	3,323,407
13,303	Chesapeake Energy Corporation	377,805
28,924	Chevron Corporation, (3)	2,037,118
18,554	Cimarex Energy Company	803,759
2,338	Comstock Resources Inc., (2)	93,707
2,367	ConocoPhillips	106,894
1,078	CONSOL Energy Inc.	48,629
25,880	Continental Resources Inc., (2)	1,013,720
21,230	Eni S.p.A., Sponsored ADR	1,058,316
2,910	EOG Resources, Inc.	243,014
43,700	Gazprom OAO, ADR	1,016,025
11,590	Hess Corporation	619,601
2,040	James River Coal Company, (2)	38,984
4,140	McMoran Exploration Corporation, (2)	31,257
4,940	Murphy Oil Corporation	284,396
40,100	Nexen Inc.	905,057
15,370	Occidental Petroleum Corporation	1,205,008
2,044	Peabody Energy Corporation	76,078
1,545	Petrobras Energia S.A., ADR, (2)	27,671
19,060	Petrohawk Energy Corporation, (2)	461,443
2,927	Pioneer Natural Resources Company	106,221
19,950	Repsol YPF S.A.	541,842
9,890	Rosetta Resources, Inc., (2)	145,284
66,000	Royal Dutch Shell PLC, Class B, Sponsored ADR, (3)	3,680,820
5,730	SandRidge Energy Inc., (2)	74,261
33,719	StatoilHydro ASA, Sponsored ADR	760,026
87,357	Tesoro Corporation, (3)	1,308,608
6,380	Total S.A., Sponsored ADR	378,079
5,610	Total S.A.	333,342
7,480	Valero Energy Corporation	145,037
990	Whiting Petroleum Corporation, (2)	57,004
13,590	Woodside Petroleum Limited	624,992
2,990	World Fuel Services Corporation	143,729
	Total Oil, Gas & Consumable Fuels	31,387,307
	Paper & Forest Products – 0.0%
4,940	Buckeye Technologies Inc., (2)	53,006
	Pharmaceuticals – 1.2%
9,900	AstraZeneca Group	443,640
18,432	Bristol-Myers Squibb Company	415,089
44,300	GlaxoSmithKline PLC, ADR	870,463
4,730	GlaxoSmithKline PLC, ADR	186,882
9,110	Johnson & Johnson	554,708
22,660	Novartis AG	1,133,765
2,160	Novo Nordisk A/S	135,238
9,800	Novo-Nordisk A/S	616,910
4,110	Perrigo Company	139,699
145,046	Pfizer Inc., (3)	2,400,511
30,000	Sanofi-Aventis, Sponsored ADR, (3)	1,108,500
9,220	Sanofi-Synthelabo, S.A.	676,628
22,070	Watson Pharmaceuticals Inc., (2)	808,645
	Total Pharmaceuticals	9,490,678
	Professional Services – 0.0%
4,860	TrueBlue Inc., (2)	68,380
	Real Estate – 0.2%
23,340	Annaly Capital Management Inc.	423,388
4,230	Equity Lifestyles Properties Inc.	181,002
6,900	Hatteras Financial Corp.	206,862
3,300	Health Care Property Investors Inc.	94,842
1,752	PS Business Parks Inc.	89,913
11,800	Rayonier Inc.	482,738
3,076	Simon Property Group, Inc.	213,567
6,211	Tanger Factory Outlet Centers	231,919
4,560	Walter Investment Management Corporation	73,051
	Total Real Estate	1,997,282
	Real Estate Management & Development – 0.1%
78,754	Sun Hung Kai Properties Limited	1,162,503
	Road & Rail – 0.3%
6,190	Canadian National Railways Company	304,860
1,861	Canadian Pacific Railway Limited	87,002
2,000	Con-Way, Inc.	76,640
17,330	CSX Corporation	725,434
4,860	Kansas City Southern Industries, (2)	128,741
2,340	Landstar System	89,060
8,390	Norfolk Southern Corporation	361,693
16,940	Union Pacific Corporation	988,449
	Total Road & Rail	2,761,879
	Semiconductors & Equipment – 0.5%
23,850	Broadcom Corporation, Class A, (2)	731,957
55,130	Intel Corporation	1,078,894
8,890	KLA-Tencor Corporation	318,795
46,340	Marvell Technology Group Ltd., (2)	750,245
6,666	Monolithic Power Systems, Inc., (2)	156,318
9,040	Novellus Systems, Inc., (2)	189,659
12,760	ON Semiconductor Corporation, (2)	105,270
37,669	Shinko Electric Industries Company Limited	671,005
4,660	Xilinx, Inc.	109,137
	Total Semiconductors & Equipment	4,111,280
	Software – 0.2%
1,830	Advent Software Inc., (2)	73,658
5,580	Ansys Inc., (2)	209,083
2,970	BMC Software, Inc., (2)	111,464
3,280	Citrix Systems, (2)	128,674
3,580	CommVault Systems, Inc., (2)	74,285
3,950	JDA Software Group, (2)	86,663
5,233	Microsoft Corporation	135,482
7,420	Rovi Corporation, (2)	249,312
9,010	Salesforce.com, Inc., (2)	512,939
	Total Software	1,581,560
	Specialty Retail – 0.3%
9,420	Abercrombie & Fitch Co., Class A	309,730
7,970	Asbury Automotive Group, Inc., (2)	101,060
7,220	Bed Bath and Beyond Inc., (2)	271,039
10,060	Chico’s FAS, Inc., (2)	130,780
5,890	Gap, Inc.	126,046
6,088	Guess Inc.	225,501
2,230	Gymboree Corporation, (2)	107,888
24,080	Home Depot, Inc.	641,492
4,360	PetSmart Inc.	94,831
4,800	Ross Stores, Inc.	229,297
5,700	Stein Mart, Inc., (2)	72,448
	Total Specialty Retail	2,310,112
	Textiles, Apparel & Luxury Goods – 0.0%
6,090	True Religion Apparel, Inc., (2)	157,915
	Thrifts & Mortgage Finance – 0.1%
43,020	Hudson City Bancorp, Inc.	565,714
7,310	People’s United Financial, Inc.	113,745
	Total Thrifts & Mortgage Finance	679,459
	Tobacco – 0.3%
6,890	Altria Group, Inc.	122,712
7,380	Lorillard Inc.	548,335
38,460	Philip Morris International	1,874,541
	Total Tobacco	2,545,588
	Trading Companies & Distributors – 0.3%
190,925	Mitsui & Company Limited	2,497,032

	Water Utilities – 0.0%
823	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR				31,217
	Wireless Telecommunication Services – 0.5%
9,810	Crown Castle International Corporation, (2)				307,643
100	KDDI Corporation				563,695
6,970	Millicom International Cellular S.A., (2)				508,902
3,000	Millicom International Cellular S.A., (2)				218,221
870	NTT Mobile Communications				1,389,830
1,400	TIM Participacoes S.A., ADR				34,441
1,803	Turkcell Iletisim Hizmetleri A.S., ADR				32,221
396,050	Vodafone Group PLC				887,394
	Total Wireless Telecommunication Services				3,942,347
	Total Common Stocks (cost $259,975,308)				257,560,634

Shares	Description (1)		Coupon	Ratings (4)	Value
	Convertible Preferred Securities – 1.6% (1.2% of Total Investments)
	Capital Markets – 0.0%
5,800	AMG Capital Trust II, Convertible Bond		5.150%	BB	$ 180,525
	Commercial Banks – 0.3%
3,750	Fifth Third Bancorp, Convertible Bond		8.500%	Baa3	448,763
2,650	Wells Fargo & Company, Convertible Bond		7.500%	A-	2,366,450
	Total Commercial Banks				2,815,213
	Communications Equipment – 0.5%
5,525	Lucent Technologies Capital Trust I		7.750%	B3	4,185,188
	Diversified Financial Services – 0.3%
2,900	Bank of America Corporation		7.250%	B	2,464,971
	Food Products – 0.1%
5,500	Bunge Limited, Convertible Bonds		4.875%	Ba1	477,812
	Independent Power Producers & Energy Traders – 0.1%
7,100	AES Trust III, Convertible Preferred		6.750%	B	312,400
300	NRG Energy Inc., Convertible Bond		4.000%	B2	423,075
	Total Independent Power Producers & Energy Traders				735,475
	Insurance – 0.0%
4,000	Reinsurance Group of America Inc.		5.750%	BBB	237,120
	Multi-Utilities – 0.1%
4,950	CMS Energy Corporation, Convertible Bonds		4.500%	Ba2	353,616
	Oil, Gas & Consumable Fuels – 0.1%
400	El Paso Corporation, 144A		4.990%	B	369,600
100	El Paso Corporation		4.990%	B	92,400
2,450	Whiting Petroleum Corporation		6.250%	B	369,876
	Total Oil, Gas & Consumable Fuels				831,876
	Real Estate – 0.1%
11,850	HRPT Properties Trust, Preferred Convertible Bonds		6.500%	Baa3	217,803
6,150	Simon Property Group, Inc., Series I		6.000%	Baa1	373,612
	Total Real Estate				591,415
	Total Convertible Preferred Securities (cost $13,580,332)				12,873,211

Shares	Description (1)		Coupon	Ratings (4)	Value
	$25 Par (or similar) Preferred Securities – 36.5% (28.1% of Total Investments)
	Capital Markets – 3.3%
93,700	Ameriprise Financial, Inc.		7.750%	A	$ 2,319,075
90,994	BNY Capital Trust V, Series F		5.950%	Aa3	2,229,353
110,144	Credit Suisse		7.900%	Aa3	2,759,107
881,630	Deutsche Bank Capital Funding Trust II		6.550%	Aa3	18,285,006
13,800	Deutsche Bank Capital Funding Trust IX		6.625%	Aa3	292,974
20,300	Goldman Sachs Group Inc., Series 2004-4 (CORTS)		6.000%	A2	421,225
7,500	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)		6.000%	A2	155,250
	Total Capital Markets				26,461,990
	Commercial Banks – 5.0%
44,900	ASBC Capital I		7.625%	A3	945,145
409,183	Banco Santander Finance		10.500%	A2	11,080,674
231,600	Banesto Holdings, Series A, 144A		10.500%	Baa1	5,109,675
14,600	Barclays Bank PLC		7.750%	BBB+	348,794
24,100	Barclays Bank PLC		7.100%	A+	537,430
59,300	BB&T Capital Trust VI		9.600%	A2	1,624,820
107,000	Cobank Agricultural Credit Bank, 144A		7.000%	N/R	3,718,250
31,000	Cobank Agricultural Credit Bank		11.000%	A	1,427,938
572,541	HSBC Finance Corporation		6.875%	A	13,740,984
7,300	HSBC Finance Corporation		6.000%	A	153,008
22,700	HSBC Holdings PLC		6.200%	A2	488,731
79,592	Merrill Lynch Preferred Capital Trust V		7.280%	Baa3	1,592,636
400	National City Capital Trust II		6.625%	Baa1	8,616
	Total Commercial Banks				40,776,701
	Diversified Financial Services – 1.7%
73,051	ING Groep N.V.		7.200%	Ba1	1,162,241
644,975	ING Groep N.V.		7.050%	Ba1	10,093,859
94,800	JP Morgan Chase Capital Trust XI		5.875%	A1	2,064,744
17,200	JP Morgan Chase Capital Trust XXVI		8.000%	A1	462,852
1,200	National Rural Utilities Cooperative Finance Corporation		6.750%	A3	29,736
	Total Diversified Financial Services				13,813,432
	Diversified Telecommunication Services – 0.3%
65,702	BellSouth Capital Funding (CORTS)		7.120%	A	1,552,210
18,300	BellSouth Corporation (CORTS)		7.000%	A	428,335
15,200	Verizon Communications (CORTS)		7.625%	A	388,740
	Total Diversified Telecommunication Services				2,369,285
	Electric Utilities – 0.4%
29,670	Entergy Louisiana LLC		7.600%	A-	752,135
59,800	Entergy Texas Inc.		7.875%	BBB+	1,614,600
21,775	FPL Group Capital Inc.		6.600%	A3	553,956
	Total Electric Utilities				2,920,691
	Food Products – 0.2%
27,100	Dairy Farmers of America Inc., 144A		7.875%	BBB-	1,962,211
	Insurance – 9.0%
624,430	Aegon N.V.		6.375%	BBB	10,415,492
5,600	Arch Capital Group Limited, Series B		7.875%	BBB-	133,000
356,066	Arch Capital Group Limited		8.000%	BBB-	8,723,617
852,500	Delphi Financial Group, Inc.		8.000%	BBB+	19,181,250
276,457	EverestRe Capital Trust II		6.200%	Baa1	6,198,166
75,900	Financial Security Assurance Holdings		6.250%	A+	1,140,876
701,667	PartnerRe Limited, Series C		6.750%	BBB+	16,447,074
62,457	PLC Capital Trust III		7.500%	BBB	1,304,102
5,800	PLC Capital Trust IV		7.250%	BBB	121,742
367,951	RenaissanceRe Holdings Limited, Series B		7.300%	BBB+	8,760,913
26,400	RenaissanceRe Holdings Ltd		6.600%	BBB+	600,600
	Total Insurance				73,026,832
	Media – 4.4%
4,000	CBS Corporation		7.250%	BBB-	89,280
464,395	CBS Corporation		6.750%	BBB-	9,808,022
486,531	Comcast Corporation		7.000%	BBB+	12,153,544
577,046	Viacom Inc.		6.850%	BBB	13,479,795
	Total Media				35,530,641
	Multi-Utilities – 1.2%
216,300	Dominion Resources Inc.		8.375%	BBB	5,801,166
165,061	Xcel Energy Inc.		7.600%	Baa2	4,288,285
	Total Multi-Utilities				10,089,451
	Oil, Gas & Consumable Fuels – 1.2%
429,300	Nexen Inc.		7.350%	BB+	9,848,142
	Real Estate – 9.7%
234,585	Developers Diversified Realty Corporation, Series G		8.000%	Ba1	4,457,115
87,042	Duke Realty Corpoation, Series O		8.375%	Baa3	2,112,509
21,713	First Industrial Realty Trust, Inc., Series J		7.250%	B2	325,695
122,067	HRPT Properties Trust, Series B		8.750%	Baa3	2,880,781
648,300	HRPT Properties Trust, Series C		7.125%	Baa3	12,985,449
340,287	Kimco Realty Corporation, Series F		6.650%	Baa2	7,224,293
109,832	Kimco Realty Corporation, Series G		7.750%	Baa2	2,674,409
32,982	Prologis Trust, Series C		8.540%	Baa3	1,591,382
216,310	Public Storage, Inc.		6.750%	Baa1	4,897,258
33,774	Public Storage, Inc., Series C		6.600%	Baa1	735,260
43,700	Public Storage, Inc., Series E		6.750%	Baa1	978,880
9,359	Public Storage, Inc., Series H		6.950%	Baa1	215,163
208,158	Realty Income Corporation		6.750%	Baa2	5,016,608
117,684	Regency Centers Corporation		7.450%	BBB-	2,671,427
867,262	Wachovia Preferred Funding Corporation		7.250%	A-	17,640,109
584,130	Weingarten Realty Trust, Preferred Securities		6.750%	Baa3	11,939,617
	Total Real Estate				78,345,955
	Wireless Telecommunication Services – 0.1%
4,100	Telephone and Data Systems Inc.		7.600%	Baa2	94,300
21,754	United States Cellular Corporation		8.750%	Baa2	549,289
2,700	United States Cellular Corporation		7.500%	Baa2	63,883
	Total Wireless Telecommunication Services				707,472
	Total $25 Par (or similar) Preferred Securities (cost $341,305,293)				295,852,803

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (5)	Ratings (4)	Value
	Variable Rate Senior Loan Interests – 9.9% (7.6% of Total Investments) (6)
	Aerospace & Defense – 0.2%
$ 574	DAE Aviation Holdings, Inc., Term Loan B1	4.240%	7/31/14	B	$ 517,022
562	DAE Aviation Holdings, Inc., Term Loan B2	4.240%	7/31/14	B	505,806
600	McKechnie Holdings, Second Lien Term Loan	5.250%	5/11/15	N/R	421,500
1,736	Total Aerospace & Defense				1,444,328
	Airlines – 0.2%
1,669	ACTS Aero Technical Support & Services, Inc., Term Loan, (7)	6.763%	10/16/14	N/R	525,766
978	Delta Air Lines, Inc., Term Loan	3.499%	4/30/14	B	819,471
2,647	Total Airlines				1,345,237
	Automobiles – 0.1%
1,200	Ford Motor Comapny, Term Loan, WI/DD	TBD	TBD	B1	1,069,929
	Building Products – 0.4%
2,543	Building Materials Corporation of America, Term Loan	3.000%	2/22/14	B+	2,331,146
980	TFS Acquisition, Term Loan	14.000%	8/11/13	CCC+	656,742
3,523	Total Building Products				2,987,888
	Chemicals – 0.6%
1,924	Hercules Offshore, Inc., Term Loan	8.500%	7/11/13	B+	1,890,645
463	LyondellBasell Finance Company, DIP Term Loan, (8)	13.000%	12/15/09	CC	494,244
36	LyondellBasell Finance Company, Dutch Revolving Line of Credit, (8)	3.746%	12/20/13	CC	23,460
83	LyondellBasell Finance Company, Dutch Tranche A, Term Loan, (8)	3.746%	12/20/13	CC	53,800
104	LyondellBasell Finance Company, German Tranche B1, Euro Term Loan, (8)	3.996%	12/20/14	CC	67,352
104	LyondellBasell Finance Company, German Tranche B2, Euro Term Loan, (8)	3.996%	12/22/14	CC	67,352
104	LyondellBasell Finance Company, German Tranche B3, Euro Term Loan, (8)	3.996%	12/22/14	CC	67,352
135	LyondellBasell Finance Company, Revolving Line of Credit, (8)	3.746%	12/20/13	CC	87,976
801	LyondellBasell Finance Company, Roll-Up DIP Term Loan, (8)	5.799%	12/15/09	N/R	782,047
258	LyondellBasell Finance Company, US Tranche A, Term Loan, (8)	3.746%	12/20/13	CC	167,619
450	LyondellBasell Finance Company, US Tranche B1, Term Loan, (8)	7.000%	12/22/14	CC	295,351
450	LyondellBasell Finance Company, US Tranche B2, Term Loan, (8)	7.000%	12/22/14	CC	295,351
450	LyondellBasell Finance Company, US Tranche B3, Term Loan, (8)	7.000%	12/22/14	CC	295,351
5,362	Total Chemicals				4,587,900
	Commercial Services & Supplies – 0.1%
64	Aramark Corporation, Letter of Credit	2.025%	1/26/14	BB	59,639
973	Aramark Corporation, Term Loan	2.156%	1/26/14	BB	908,939
1,037	Total Commercial Services & Supplies				968,578
	Communications Equipment – 0.2%
2,000	Avaya Inc., Term Loan	3.137%	10/26/14	Ba3	1,626,667
	Diversified Consumer Services – 0.2%
88	Laureate Education, Inc., Delayed Term Loan	3.754%	8/17/14	B1	79,859
584	Laureate Education, Inc., Term Loan B	3.754%	8/17/14	B1	530,645
970	Thomson Learning Center, Term Loan	2.750%	7/05/14	B+	877,941
1,642	Total Diversified Consumer Services				1,488,445
	Electric Utilities – 0.3%
558	Calpine Corporation, DIP Term Loan	3.165%	3/29/14	B+	510,239
980	TXU Corporation, Term Loan B2	3.754%	10/10/14	B+	778,365
1,352	TXU Corporation, Term Loan B3	3.754%	10/10/14	B+	1,068,200
2,890	Total Electric Utilities				2,356,804
	Electrical Equipment – 0.0%
240	Allison Transmission Holdings, Inc., Term Loan	3.000%	8/07/14	B	210,803
	Health Care Equipment & Supplies – 0.0%
4	Bausch & Lomb, Delayed Term Loan	3.729%	4/24/15	BB-	3,770
	Health Care Providers & Services – 1.3%
103	Community Health Systems, Inc., Delayed Term Loan	2.496%	7/25/14	BB	97,459
2,073	Community Health Systems, Inc., Term Loan	2.611%	7/25/14	BB	1,952,353
489	Concentra, Inc., Term Loan	2.540%	6/25/14	Ba3	456,981
868	HCA, Inc., Term Loan A	1.783%	11/17/12	BB	813,968
2,025	HCA, Inc., Term Loan	2.533%	11/18/13	BB	1,913,852
1,522	Health Management Associates, Inc., Term Loan	2.033%	2/28/14	BB-	1,433,441
183	IASIS Healthcare LLC, Delayed Term Loan	2.246%	3/14/14	Ba2	173,228
49	IASIS Healthcare LLC, Letter of Credit	0.146%	3/14/14	Ba2	46,779
529	IASIS Healthcare LLC, Term Loan	2.246%	3/14/14	Ba2	500,562
1,374	Select Medical Corporation, Term Loan B2	2.407%	2/24/12	Ba2	1,328,640
820	Select Medical Corporation, Term Loan	2.409%	2/24/12	Ba2	792,204
975	Vanguard Health Holding Company II LLC, Replacement Term Loan	2.496%	9/23/11	Ba3	956,079
11,010	Total Health Care Providers & Services				10,465,546
	Hotels, Restaurants & Leisure – 0.8%
1,480	CCM Merger, Inc., Term Loan B	8.500%	7/13/12	BB-	1,391,434
741	Cedar Fair LP, Term Loan	4.246%	8/30/14	BB-	724,513
204	Cedar Fair LP, Term Loan B	2.246%	8/30/12	BB-	197,374
507	Harrah’s Operating Company, Inc., Term Loan B2	3.504%	1/28/15	B	412,040
134	Travelport LLC, Letter of Credit	2.783%	8/23/13	Ba2	125,196
669	Travelport LLC, Term Loan	2.759%	8/23/13	Ba2	623,949
784	Venetian Casino Resort LLC, Delayed Term Loan	2.040%	5/23/14	B-	656,989
2,706	Venetian Casino Resort LLC, Term Loan	2.040%	5/23/14	B-	2,268,264
7,225	Total Hotels, Restaurants & Leisure				6,399,759
	Independent Power Producers & Energy Traders – 0.1%
456	NRG Energy, Inc., Credit Linked Deposit	2.033%	2/01/13	Baa3	434,072
847	NRG Energy, Inc., Term Loan	2.022%	2/01/13	Baa3	806,149
1,303	Total Independent Power Producers & Energy Traders				1,240,221
	Insurance – 0.2%
1,963	Conseco, Inc., Term Loan	6.500%	10/10/13	Caa1	1,550,809
	IT Services – 0.4%
769	First Data Corporation, Term Loan B1	2.999%	9/24/14	B+	665,070
829	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	4.000%	7/28/12	B+	760,939
1,590	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	4.000%	7/28/12	B+	1,458,494
794	SunGard Data Systems, Inc., Term Loan B	2.004%	2/28/14	BB	748,230
3,982	Total IT Services				3,632,733
	Leisure Equipment & Products – 0.2%
388	Herbst Gaming, Inc., Delayed Term Loan, (7), (8)	0.000%	12/02/11	D	217,509
447	Herbst Gaming, Inc., Term Loan, (7), (8)	0.000%	12/02/11	D	250,334
4,000	Wimar OpCo LLC, Term Loan, (8)	6.500%	1/03/12	N/R	1,245,000
4,835	Total Leisure Equipment & Products				1,712,843
	Machinery – 0.1%
464	Oshkosh Truck Corporation, Term Loan	6.423%	12/06/13	BB-	464,085
	Media – 2.4%
1,221	Cequel Communications LLC, Term Loan B	2.253%	11/05/13	BB-	1,154,614
4,746	Charter Communications Operating Holdings LLC, Term Loan, (8)	6.250%	3/06/14	Ba2	4,545,407
1,500	Citadel Broadcasting Corporation, Term Loan	2.164%	6/12/14	CCC-	981,750
1,116	Gray Television, Inc., Term Loan B	6.760%	12/31/14	Caa1	920,412
942	Idearc, Inc., Term Loan, (7), (8)	4.250%	11/17/14	D	403,665
794	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	5.500%	4/08/12	N/R	452,889
598	Nielsen Finance LLC, Term Loan A	2.249%	8/09/13	Ba3	560,947
1,247	Nielsen Finance LLC, Term Loan B	3.999%	5/02/16	Ba3	1,181,081
944	Philadelphia Newspapers, Term Loan, (7), (8)	7.750%	6/29/13	N/R	198,261
177	Readers Digest Association, Inc., DIP Term Loan, (8), (9)	12.333%	3/01/14	D	186,502
65	Readers Digest Association, Inc., Euro Term Loan, (8)	7.000%	3/03/14	D	30,089
181	Readers Digest Association, Inc., Revolving Credit Loan, (8)	4.408%	3/02/13	D	83,687
731	Readers Digest Association, Inc., U.S. Term Loan, (8)	4.252%	3/03/14	D	337,019
5,925	Tribune Company, Term Loan B, (7), (8)	5.250%	6/04/14	Ca	2,979,167
890	Tribune Company, Term Loan X, (7), (8)	5.000%	6/04/09	Ca	439,019
5,400	Univision Communications, Inc., Term Loan	2.533%	9/29/14	B2	4,586,625
26,477	Total Media				19,041,134
	Metals & Mining – 0.2%
1,603	John Maneely Company, Term Loan	3.606%	12/08/13	B	1,309,235
	Oil, Gas & Consumable Fuels – 0.2%
1,970	CCS Income Trust, Term Loan	3.246%	11/14/14	B	1,605,489
442	Western Refining, Inc., Term Loan	8.250%	5/30/14	BB-	437,670
2,412	Total Oil, Gas & Consumable Fuels				2,043,159
	Pharmaceuticals – 0.2%
2,000	Royalty Pharma Finance Trust, Unsecured Term Loan	7.750%	5/15/15	Baa3	1,890,000
	Real Estate Management & Development – 0.4%
2,515	LNR Property Corporation, Term Loan B	3.760%	7/12/11	B-	1,851,643
1,647	Realogy Corporation, Delayed Term Loan	3.385%	10/10/13	Caa1	1,407,058
4,162	Total Real Estate Management & Development				3,258,701
	Road & Rail – 0.1%
917	Swift Transportation Company, Inc., Term Loan	3.563%	5/10/14	B-	837,909
	Specialty Retail – 1.0%
3,593	Burlington Coat Factory Warehouse Corporation, Term Loan	2.565%	5/28/13	B3	3,292,445
997	Claire’s Stores, Inc., Term Loan B, WI/DD	TBD	TBD	B-	748,088
2,206	Michaels Stores, Inc., Term Loan	2.538%	10/31/13	B	1,980,864
2,401	Toys “R” Us – Delaware, Inc., Term Loan B	4.496%	7/19/12	BB-	2,317,119
9,197	Total Specialty Retail				8,338,516
$99,831	Total Variable Rate Senior Loan Interests (cost $93,305,967)				80,274,999

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Convertible Bonds – 10.7% (8.2% of Total Investments)
	Aerospace & Defense – 0.2%
$ 350	Alliant Techsystems, Inc., Convertible Bonds	2.750%	9/15/11	BB-	$ 360,063
450	Alliant Techsystems, Inc., Convertible Bonds	2.750%	2/15/24	BB-	474,750
800	L-3 Communications Corporation, Convertible Bond	3.000%	8/01/35	BB+	824,000
200	Orbital Sciences Corporation, Convertible Bond	2.438%	1/15/27	BB-	182,250
1,800	Total Aerospace & Defense				1,841,063
	Airlines – 0.5%
2,375	JetBlue Airways Corporation	3.750%	3/15/35	CCC	2,360,156
1,000	JetBlue Airways Corporation	6.750%	10/15/39	CCC	1,467,500
3,375	Total Airlines				3,827,656
	Auto Components – 0.1%
200	BorgWarner Inc.	3.500%	4/15/12	BBB	244,500
425	Magna International Inc., Class A	6.500%	3/31/10	N/R	402,135
625	Total Auto Components				646,635
	Beverages – 0.1%
600	Molson Coors Brewing Company, Senior Convertible Notes	2.500%	7/30/13	BBB-	681,750
	Biotechnology – 0.5%
650	Amgen Inc., 144A	0.125%	2/01/11	A+	651,625
1,800	Amgen Inc.	0.125%	2/01/11	A+	1,804,500
1,050	Amgen Inc.	0.375%	2/01/13	A+	1,067,063
450	BioMarin Pharmaceutical Inc.	1.875%	4/23/17	B-	473,625
200	Invitrogen Corporation, Convertible Bond	2.000%	8/01/23	BB+	280,250
4,150	Total Biotechnology				4,277,063
	Capital Markets – 0.2%
450	Affiliated Managers Group Inc.	3.950%	8/15/38	BBB-	424,688
300	BlackRock Inc.	2.625%	2/15/35	A+	655,125
150	Janus Capital Group, Convertible Bond	3.250%	7/15/14	Baa3	188,813
900	Total Capital Markets				1,268,626
	Commercial Banks – 0.2%
600	National City Corporation, Convertible Senior Notes	4.000%	2/01/11	A	607,500
300	SVB Financial Group, Convertible Bond, 144A	3.875%	4/15/11	A3	320,625
600	U.S. Bancorp, Convertible Bonds	0.000%	12/11/35	Aa3	592,050
1,500	Total Commercial Banks				1,520,175
	Commercial Services & Supplies – 0.1%
350	Covanta Holding Corporation, Convertible Bonds	3.250%	6/01/14	Ba3	388,500
450	Covanta Holding Corporation, Convertible Bonds	1.000%	2/01/27	Ba3	402,188
800	Total Commercial Services & Supplies				790,688
	Communications Equipment – 0.2%
400	Ciena Corporation, Convertible Bond	0.875%	6/15/17	B+	277,500
350	CommScope Inc.	3.250%	7/01/15	B	454,125
750	Lucent Technologies Inc., Series B	2.875%	6/15/25	B+	630,000
400	Lucent Technologies Inc.	2.875%	6/15/23	B+	395,500
1,900	Total Communications Equipment				1,757,125
	Computers & Peripherals – 0.5%
1,000	EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/11	A-	1,212,500
500	EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/11	A-	606,250
600	EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/13	A-	741,750
300	EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/13	A-	370,875
250	Maxtor Corporation, Convertible Bonds	2.375%	8/15/12	B	270,625
650	Sandisk Corporation, Convertible Bond	1.000%	5/15/13	B	508,625
3,300	Total Computers & Peripherals				3,710,625
	Construction & Engineering – 0.0%
100	Fluor Corporation, Convertible Bonds	1.500%	2/15/24	A3	183,125
	Consumer Finance – 0.0%
250	Americredit Corporation	0.750%	9/15/11	B-	219,688
	Diversified Financial Services – 0.1%
600	NASDAQ Stock Market Inc., Convertible Bond	2.500%	8/15/13	BB+	525,750
	Diversified Telecommunication Services – 0.2%
1,150	Qwest Communications International Inc., Convertible Bond	3.500%	11/15/25	B+	1,165,813
300	Time Warner Telecom Inc., Convertible Bond	2.375%	4/01/26	B-	292,125
1,450	Total Diversified Telecommunication Services				1,457,938
	Electrical Equipment – 0.1%
350	General Cable Corporation, Convertible Bonds	1.000%	10/15/12	B+	301,000
237	General Cable Corporation, Convertible Bonds	0.875%	11/15/13	B+	234,926
650	Roper Industries Inc.	0.000%	1/15/34	BB+	412,750
1,237	Total Electrical Equipment				948,676
	Electronic Equipment & Instruments – 0.1%
400	Anixter International Inc., Convertible Bond	0.000%	7/07/33	BB-	258,000
350	Itron Inc.	2.500%	8/01/26	B-	430,063
450	Tech Data Corporation, Convertible Bonds	2.750%	12/15/26	BBB-	468,563
1,200	Total Electronic Equipment & Instruments				1,156,626
	Energy Equipment & Services – 0.8%
200	Exterran Holdings Inc., Convertible Bond	4.250%	6/15/14	BB	250,000
800	Nabors Industries Inc., Convertible Bond, 144A	0.940%	5/15/11	BBB+	777,000
550	Nabors Industries Inc., Convertible Bond, 144A	0.940%	5/15/11	BBB+	534,188
250	Schlumberger Limited	2.125%	6/01/23	A+	392,500
300	SESI LLC, Convertible Bond, 144A	1.500%	12/15/26	BB+	270,750
1,150	Transocean Inc., Convertible Bond	1.625%	12/15/37	BBB+	1,150,000
1,800	Transocean Inc.	1.500%	12/15/37	BBB+	1,746,000
1,750	Transocean Inc.	1.500%	12/15/37	BBB+	1,675,625
6,800	Total Energy Equipment & Services				6,796,063
	Food Products – 0.2%
250	Archer Daniels Midland Company, Convertible Bonds, 144A	0.875%	2/15/14	A	245,625
350	Archer Daniels Midland Company, Convertible Bonds	0.875%	2/15/14	A	343,875
300	Chiquita Brands International Inc., Convertible Bond	4.250%	8/15/16	B	299,250
200	Smithfield Foods Inc., Convertible Bond	4.000%	6/30/13	B-	185,500
500	Tyson Foods inc., Convertible Bond	3.250%	10/15/13	BB	531,875
1,600	Total Food Products				1,606,125
	Health Care Equipment & Supplies – 0.7%
100	Beckman Coulter Inc., Convertible Bonds, 144A	2.500%	12/15/36	BBB	115,375
650	Beckman Coulter Inc., Convertible Bonds	2.500%	12/15/36	BBB	749,938
1,500	Hologic Inc.	2.000%	12/15/37	BB-	1,233,750
200	Invacare Corporation, Convertible Bond	4.125%	2/01/27	B-	213,750
250	Inverness Medical Innovation Inc., Convertible Bonds	3.000%	5/15/16	B-	269,063
400	Kinetic Concepts Inc., Convertible Bond, 144A	3.250%	4/15/15	B+	390,500
1,200	Medtronic, Inc., Convertible Bond	1.500%	4/15/11	AA-	1,200,000
1,200	Medtronic, Inc., Convertible Bond	1.625%	4/15/13	AA-	1,191,000
5,500	Total Health Care Equipment & Supplies				5,363,376
	Health Care Providers & Services – 0.4%
200	AmeriGroup Corporation, Convertible Bond	2.000%	5/15/12	BB	180,500
300	LifePoint Hospitals, Inc., Convertible Bond	3.250%	8/15/25	B	264,000
850	LifePoint Hospitals, Inc., Convertible Bond	3.500%	5/15/14	B	725,688
2,585	Omnicare, Inc.	3.250%	12/15/35	B+	1,996,913
250	PSS World Medical Inc. Convertible Note, 144A	3.125%	8/01/14	BB-	295,938
4,185	Total Health Care Providers & Services				3,463,039
	Hotels, Restaurants & Leisure – 0.8%
550	Carnival Corporation	2.000%	4/15/21	A3	587,125
500	International Game Technology, 144A	2.600%	12/15/36	BBB	502,500
500	International Game Technology	3.250%	5/01/14	BBB	658,125
2,605	Punch Taverns Corporation, Convertible Bonds	5.000%	12/14/10	N/R	4,374,832
250	Scientific Games Corporation	0.750%	12/01/24	BB-	246,250
4,405	Total Hotels, Restaurants & Leisure				6,368,832
	Household Durables – 0.1%
450	D.R. Horton, Inc.	2.000%	5/15/14	BB-	516,375
350	Newell Rubbermaid Inc.	5.500%	3/15/14	BBB-	693,000
800	Total Household Durables				1,209,375
	Independent Power Producers & Energy Traders – 0.1%
300	Allegheny Technologies Inc., Convetible Bond	4.250%	6/01/14	BBB-	357,750
	Insurance – 0.0%
250	Old Republic International Corporation	8.000%	5/15/12	A3	309,375
	Internet & Catalog Retail – 0.1%
50	Priceline.com Inc., Convertible Bonds	0.500%	9/30/11	BB-	205,563
150	Priceline.com Inc., Convertible Bonds	0.750%	9/30/13	BB-	616,688
200	Total Internet & Catalog Retail				822,251
	Internet Software & Services – 0.1%
350	Equinix Inc., Convertible Bond	3.000%	10/15/14	B-	368,813
250	Equinix Inc.	4.750%	6/15/16	B-	332,813
600	Total Internet Software & Services				701,626
	IT Services – 0.0%
300	Verifone Holdings Inc.	1.375%	6/15/12	B-	258,750
	Leisure Equipment & Products – 0.1%
350	Hasbro Inc.	2.750%	12/01/21	BBB	463,313
	Life Sciences Tools & Services – 0.2%
250	Apogent Technologies, Inc., Convertible Bonds	0.000%	12/15/33	A-	375,500
200	Charles River Laboratories International, Inc.	2.250%	6/15/13	BB+	198,750
250	Fisher Scientific International, Inc., Convertible Bonds	2.500%	10/01/23	A-	464,375
300	Invitrogen Corporation, Convertible Bond	1.500%	2/15/24	BB+	329,250
350	Invitrogen Corporation, Convertible Bond	3.250%	6/15/25	BB+	404,688
1,350	Total Life Sciences Tools & Services				1,772,563
	Machinery – 0.1%
250	Ingersoll Rand	4.500%	4/15/12	BBB+	455,000
200	Terex Corporation	4.000%	6/01/15	B	298,500
450	Total Machinery				753,500
	Media – 0.2%
400	Interpublic Group Companies Inc., Convertible Notes	4.250%	3/15/23	Ba3	395,500
900	Liberty Media Corporation	3.125%	3/30/23	BB+	895,500
350	Omnicom Group, Inc.	0.000%	7/01/38	A-	347,375
1,650	Total Media				1,638,375
	Metals & Mining – 0.6%
400	Alcoa Inc., Convertible Bond	5.250%	3/15/14	Baa3	882,000
2,000	Gold Reserve, Inc., Convertible Bonds	5.500%	6/15/22	N/R	1,240,000
200	Newmont Mining Corporation, Senior Convertible Note	1.625%	7/15/17	BBB+	234,750
450	Newmont Mining Corporation, 144A	1.625%	7/15/17	BBB+	528,188
400	Newmont Mining Corporation	1.250%	7/15/14	BBB+	478,000
250	Steel Dynamics Inc.	5.125%	6/15/14	BB+	296,250
550	United States Steel Corporation	4.000%	5/15/14	BB	877,250
4,250	Total Metals & Mining				4,536,438
	Multiline Retail – 0.0%
350	Saks, Inc., Convertible Bonds	2.000%	3/15/24	B-	291,375
	Oil, Gas & Consumable Fuels – 0.6%
200	Alpha Natural Resouces Inc., Convertible Bond	2.375%	4/15/15	BB	197,250
450	Chesapeake Energy Corporation, 144A	2.750%	11/15/35	BB	457,313
750	Chesapeake Energy Corporation, Convertible Bonds	2.500%	5/15/37	BB	689,063
1,100	Chesapeake Energy Corporation, Convertible Bonds	2.250%	12/15/38	BB	827,750
450	Massey Energy Company, Convertible Bond	3.250%	8/01/15	BB-	360,000
450	Peabody Energy Corp., Convertible Bond	4.750%	12/15/66	Ba3	398,250
300	Penn Virginia Corporation	4.500%	11/15/12	B	271,500
500	Pioneer Natural Resouces Company, Convertible Bond	2.875%	1/15/38	BB+	486,875
1,075	USEC Inc., Convertible Bond	3.000%	10/01/14	Caa1	749,813
200	Western Refining Inc., Convertible Bond	5.750%	6/15/14	B-	183,500
5,475	Total Oil, Gas & Consumable Fuels				4,621,314

Pharmaceuticals – 0.5%
700	Allergan Inc., Convertible Bond	1.500%	4/01/26	A	789,250
350	King Pharmaceuticals Inc., Convertible Bonds	1.250%	4/01/26	BB	302,313
550	Mylan Labs, Inc., Convertible Bonds	1.250%	3/15/12	BB-	541,063
500	Mylan Labs, Inc., Convertible Bonds	3.750%	9/15/15	BB-	698,125
900	Teva Pharmaceutical Finance Company B.V., Series D	1.750%	2/01/26	BBB+	1,056,375
383	Teva Pharmaceutical Finance, Series B	0.250%	2/01/24	BBB+	559,659
275	Valeant Pharmaceuticals International Convertible Bond	4.000%	11/15/13	B-	297,344
3,658	Total Pharmaceuticals	4,244,129
Real Estate – 0.9%
800	Boston Properties Limited Partnership, Convertible Bonds, 144A	3.625%	2/15/14	A-	779,000
850	Boston Properties Limited Partnership, Convertible Bonds, 144A	2.875%	2/15/37	A-	821,313
250	Brandywine Operating Partnership, Convertible Bonds	3.875%	10/15/26	BBB-	240,313
500	Duke Realty Corporation, Series D, 144A	3.750%	12/01/11	BBB	485,000
450	ERP Operating LP	3.850%	8/15/26	BBB+	448,047
200	Health Care REIT, Inc., Convertible Bonds	4.750%	12/01/26	Baa2	219,250
200	Health Care REIT, Inc., Convertible Bonds	4.750%	7/15/27	Baa2	216,000
350	Hospitality Properties Trust, Convertible Bonds	3.800%	3/15/27	BBB	334,250
300	Host Hotels & Resorts Inc, Convertible Bonds, 144A	2.625%	4/15/27	BB+	277,125
250	Host Marriot LP, Convertible Bonds, 144A	3.250%	4/15/24	BB+	251,250
250	Prologis, Convertible Bonds, 144A	2.250%	4/01/37	BBB-	226,563
500	Prologis, Convertible Bonds, 144A	2.250%	4/01/37	BBB-	453,125
250	Rayonier Trust Holdings Inc., Convertible Bond	3.750%	10/15/12	BBB	265,625
200	Ventas Inc., Convertible Bond, 144A	3.875%	11/15/11	BBB-	211,750
700	Vornado Realty Trust, Convertible Bonds	2.850%	4/01/27	BBB	669,375
650	Vornado Realty, Convertible Bond	3.875%	4/15/25	BBB	683,312
550	Vornado Realty, Convertible Bond	3.625%	11/15/26	BBB	536,937
7,250	Total Real Estate	7,118,235
Semiconductors & Equipment – 0.8%
2,450	Advanced Micro Devices, Inc., Convertible Bonds	5.750%	8/15/12	CCC+	2,067,187
750	Intel Corporation, Convertible Bond	2.950%	12/15/35	A-	673,124
1,200	Intel Corporation, Convertible Bond	3.250%	8/01/39	A2	1,288,499
1,150	Micron Technology, Inc.	1.875%	6/01/14	B-	963,124
550	ON Semiconductor Corporation, Convertible Bonds	2.625%	12/15/26	B+	593,999
2,500	Qimonda Finance LLC, Convertible Bond, (18)	6.750%	3/22/13	N/R	287,499
300	Xilinx Inc., Convertible Bond, 144A	3.125%	3/15/37	BB	265,124
300	Xilinx Inc., Convertible Bond, 144A	3.125%	3/15/37	BB	265,124
9,200	Total Semiconductors & Equipment	6,403,680
Software – 0.1%
300	Computer Associates International Inc., Convertible Bond, Series 144A	1.625%	12/15/09	BBB	339,374
300	Nuance Communications Inc.	2.750%	8/15/27	B-	319,874
600	Total Software	659,248
Specialty Retail – 0.1%
500	Best Buy Co., Inc.	2.250%	1/15/22	Baa3	521,249
Textiles, Apparel & Luxury Goods – 0.0%
200	Iconix Brand Group, Inc., Convertible Notes, 144A	1.875%	6/30/12	B	175,499
Trading Companies & Distributors – 0.0%
240	WESCO International, Inc., Convertible Bonds	6.000%	9/15/29	B	308,399
Wireless Telecommunication Services – 0.1%
911	NII Holdings Inc.	3.125%	6/15/12	B+	800,540
$ 85,161	Total Convertible Bonds (cost $83,220,563)	86,377,628

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
Corporate Bonds – 10.4% (8.1% of Total Investments)
Aerospace & Defense – 0.3%
$ 1,000	Hexcel Corporation, Term Loan	6.750%	2/01/15	B+	$ 957,500
1,200	Vought Aircraft Industries Inc.	8.000%	7/15/11	B3	1,194,000
2,200	Total Aerospace & Defense	2,151,500
Chemicals – 0.4%
1,200	Hexion US Finance Corporation	9.750%	11/15/14	Caa1	1,038,000
1,000	Momentive Performance Materials	9.750%	12/01/14	Caa2	780,000
1,400	Rockwood Specialties Group Inc., Series WI	7.500%	11/15/14	B-	1,400,000
3,600	Total Chemicals	3,218,000
Commercial Services & Supplies – 0.1%
800	Ticketmaster	10.750%	8/01/16	BB-	824,000
Containers & Packaging – 0.1%
500	Owens-Brockway Glass Containers	7.375%	5/15/16	BB	510,000
Diversified Telecommunication Services – 0.5%
2,050	Cincinnati Bell Inc.	8.250%	10/15/17	Ba3	2,020,521
1,500	IntelSat Corporation	9.250%	8/15/14	BB-	1,545,000
400	SBA Telecommunications Corporation, Series 144A	8.250%	8/15/19	Ba2	414,000
3,950	Total Diversified Telecommunication Services	3,979,521
Electric Utilities – 0.3%
1,000	Sierra Pacific Resources, Series 2006	6.750%	8/15/17	BB	985,305
2,000	Texas Competitive Electric Holdings, Series A	10.250%	11/01/15	CCC	1,450,000
3,000	Total Electric Utilities	2,435,305
Electronic Equipment & Instruments – 0.1%
1,000	Sanmina-SCI Corporation	8.125%	3/01/16	B3	940,000
Energy Equipment & Services – 0.1%
1,000	Pride International Inc.	7.375%	7/15/14	BBB-	1,030,000
Food & Staples Retailing – 0.2%
2,000	Stater Brothers Holdings Inc.	8.125%	6/15/12	B+	2,020,000
Food Products – 0.4%
800	Dole Foods Company, 144A	8.000%	10/01/16	B2	807,000
2,243	Dole Foods Company	8.750%	7/15/13	CCC+	2,248,608
3,043	Total Food Products	3,055,608
Health Care Equipment & Supplies – 0.4%
500	Biomet Inc.	10.000%	10/15/17	B-	535,000
2,750	Select Medical Corporation	7.625%	2/01/15	B3	2,588,438
3,250	Total Health Care Equipment & Supplies	3,123,438
Health Care Providers & Services – 0.8%
2,000	Community Health Systems, Inc.	8.875%	7/15/15	B	2,055,000
2,000	HCA Inc., 144A	8.500%	4/15/19	BB	2,100,000
1,000	HCA Inc.	9.250%	11/15/16	BB-	1,036,250
1,200	Select Medical Corporation	6.428%	9/15/15	Caa1	1,062,000
6,200	Total Health Care Providers & Services	6,253,250
Hotels, Restaurants & Leisure – 0.9%
900	Boyd Gaming Corporation	7.750%	12/15/12	B+	902,250
500	Harrahs Operating Company Escrow	11.250%	6/01/17	B	516,250
1,000	MGM Grand Inc.	8.375%	2/01/11	CCC-	930,000
400	Peninsula Gaming LLC	8.375%	8/15/15	BB	402,000
400	Penn National Gaming Inc., 144A	8.750%	8/15/19	BB-	403,000
1,292	Pinnacle Entertainment Inc.	8.250%	3/15/12	B	1,298,460
1,750	Seminole Hard Rock Entertainment, Inc., 144A	2.814%	3/15/14	BB	1,417,500
1,000	Universal City Development Partners	11.750%	4/01/10	B+	1,010,000
7,242	Total Hotels, Restaurants & Leisure	6,879,460
Household Durables – 0.1%
1,000	QVC Inc., 144A	7.500%	10/01/19	BBB	1,006,250
Household Products – 0.2%
1,650	Central Garden & Pet Company, Senior Subordinate Notes	9.125%	2/01/13	CCC+	1,676,813
Independent Power Producers & Energy Traders – 0.1%
100	Dynegy Holdings, Inc., Term Loan	8.375%	5/01/16	B	94,000
1,000	NRG Energy Inc.	7.375%	1/15/17	BB-	970,000
1,100	Total Independent Power Producers & Energy Traders	1,064,000
Internet Software & Services – 0.2%
2,000	Open Solutions Inc., 144A	9.750%	2/01/15	CCC+	1,392,500
IT Services – 0.7%
2,050	First Data Corporation	9.875%	9/24/15	B-	1,903,938
1,625	Global Cash Access LLC	8.750%	3/15/12	B	1,616,875
2,250	Sungard Data Systems Inc.	9.125%	8/15/13	B	2,283,750
5,925	Total IT Services	5,804,563
Machinery – 0.2%
2,000	Greenbrier Companies, Inc.	8.375%	5/15/15	CCC	1,632,500
Media – 0.4%
3,175	Allbritton Communications Company, Series B	7.750%	12/15/12	B-	3,000,375
1,975	Medianews Group Inc., (11)	6.375%	4/01/14	Caa2	5,135
2,000	Young Broadcasting Inc., (10)	10.000%	3/01/11	Ca	2,500
7,150	Total Media	3,008,010
Metals & Mining – 0.4%
3,700	MagIndustries Corporation, (12)	11.000%	12/14/12	N/R	3,034,925
500	Teck Resources Limited	9.750%	5/15/14	BB+	552,500
4,200	Total Metals & Mining	3,587,425
Oil, Gas & Consumable Fuels – 0.4%
400	Chaparral Energy Inc.	8.500%	12/01/15	CCC	324,000
2,000	SemGroup LP, 144A, (10)	8.750%	11/15/15	N/R	140,000
2,050	Western Refining Inc.	11.250%	6/15/17	BB-	1,947,500
1,000	Whiting Petroleum Corporation	7.000%	2/01/14	BB	992,500
5,450	Total Oil, Gas & Consumable Fuels	3,404,000
Paper & Forest Products – 0.4%
2,000	Georgia-Pacific Corporation	8.125%	5/15/11	B+	2,085,000
1,000	Georgia-Pacific Corporation	7.700%	6/15/15	B+	1,015,000
3,000	Total Paper & Forest Products	3,100,000
Personal Products – 0.2%
1,500	Prestige Brands Inc.	9.250%	4/15/12	B-	1,537,500
Pharmaceuticals – 0.1%
1,000	Elan Financing Corporation PLC	4.440%	11/15/11	B	980,000
Real Estate – 0.3%
1,650	Felcor Lodging LP., WI/DD	10.000%	10/01/14	B2	1,604,625
1,000	Trustreet Properties, Inc.	7.500%	4/01/15	AA+	1,067,630
2,650	Total Real Estate	2,672,255
Semiconductors & Equipment – 0.4%
1,600	Avago Technologies Finance Pte Limited	10.125%	12/01/13	BB	1,692,000
700	Avago Technologies Finance Pte Limited	11.875%	12/01/15	B+	766,500
337	NXP BV, 144A	10.000%	7/15/13	B-	331,945
800	Spansion LLC, 144A, (13)	3.550%	6/01/13	B2	814,000
3,437	Total Semiconductors & Equipment	3,604,445
Software – 0.3%
3,250	Telcordia Technologies, Inc.	4.043%	7/15/12	B	2,819,375
Specialty Retail – 0.5%
800	Michael’s Stores	11.375%	11/01/16	CCC	752,000
3,000	Warnaco Inc., Senior Notes	8.875%	6/15/13	BB+	3,082,500
3,800	Total Specialty Retail	3,834,500
Textiles, Apparel & Luxury Goods – 0.4%
3,000	Jostens IH Corporation	7.625%	10/01/12	BB-	3,018,750
Wireless Telecommunication Services – 0.5%
1,000	Crown Castle-CC Holdings GS V LLC, 144A	7.750%	5/01/17	Ba1	1,040,000
1,500	IPCS, Inc.	2.608%	5/01/13	B1	1,274,999
1,650	Sprint Nextel Corporation	8.375%	8/15/17	BB	1,649,999
4,150	Total Wireless Telecommunication Services	3,964,998
$ 94,047	Total Corporate Bonds (cost $87,828,964)	84,527,966

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (4)	Value
Capital Preferred Securities – 22.9% (17.6% of Total Investments)
Capital Markets – 0.6%
1,600	MUFG Capital Finance	4.850%	7/25/56	A2	$ 1,931,785
3,200	UBS Perferred Funding Trust I	8.622%	10/01/51	A1	2,947,901
Total Capital Markets	4,879,686
Commercial Banks – 12.5%
2,155	AgFirst Farm Credit Bank	8.393%	12/15/16	A	1,623,040
6,200	AgFirst Farm Credit Bank	7.300%	12/15/53	A	4,418,064
3,384	Banco Santander Finance	10.500%	9/29/49	A2	3,637,800
12,628	Barclays Bank PLC, 144A	8.550%	6/15/15	BBB+	11,617,760
1,500	Barclays Bank PLC, 144A	7.434%	12/15/57	BBB+	1,335,000
2,500	BBVA International Preferred S.A., Unipersonal	5.919%	4/18/58	A2	1,877,645
3,500	Credit Agricole, S.A., 144A	6.637%	5/30/49	Aa3	2,537,500
6,200	First Empire Capital Trust I	8.234%	2/01/27	Baa1	4,183,512
3,100	Fulton Capital Trust I	6.290%	2/01/36	Baa2	1,896,059
550	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A-	633,875
6,800	Lloyd’s Banking Group PLC, 144A	6.413%	10/01/49	B3	3,952,949
8,000	North Fork Capital Trust II	8.000%	12/15/27	Baa1	7,480,000
4,500	Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A1	3,736,890
9,145	Rabobank Nederland, 144A	11.000%	12/31/49	Aa2	11,233,901
600	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	462,685
8,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	A3	6,951,408
3,300	Standard Chartered PLC, 144A	7.014%	7/30/37	BBB	2,713,286
2,950	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	Ba1	2,843,363
4,000	Unicredito Italiano Capital Trust, 144A	9.200%	4/05/51	A2	3,720,000
800	Union Bank of Norway	7.068%	11/19/49	A2	1,135,559
—	(14)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	BB+	22,781,250
Total Commercial Banks	100,771,546
Diversified Financial Services – 1.4%
1	AMG Capital Trust II, Convertible Bond	5.150%	10/15/37	BB	26,456
1,800	Bank One Capital III	8.750%	9/01/30	A1	1,979,874
7,500	JPM Chase Capital XX	6.550%	9/29/36	A1	6,986,723
2,450	JPM Chase Capital XXV	6.800%	10/01/37	A1	2,473,312
Total Diversified Financial Services	11,466,365
Diversified Telecommunication Services – 1.2%
10	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	9,988,116
Insurance – 6.1%
2,600	AXA S.A., 144A	6.463%	12/14/49	BBB+	2,054,000
8,000	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A-	6,428,960
1,700	Hartford Financial Services Group Inc.	8.125%	6/15/18	BB+	1,530,000
2,000	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	1,550,000
6,500	National Financial Services Inc.	6.750%	5/15/37	Baa2	4,905,433
1,150	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	764,327
5,500	Oil Insurance Limited, 144A	7.558%	12/30/49	Baa1	3,315,945
2,500	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	2,050,000
5,600	Progressive Corporation	6.700%	6/15/67	A2	4,821,208
10,200	Prudential Financial Inc.	8.875%	6/15/18	BBB+	10,149,000
1,100	Prudential PLC	6.500%	6/29/49	A-	902,000
14,600	XL Capital, Limited	6.500%	10/15/57	BBB-	10,658,000
Total Insurance	49,128,873
Real Estate – 0.3%
3	Sovereign Real Estate Investment Trust, 144A	12.000%	10/31/50	BBB+	2,810,500
Road & Rail – 0.8%
6,400	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB-	5,966,758
Total Capital Preferred Securities (cost $218,815,198)	185,011,844

Shares	Description (1)	Value
Investment Companies – 1.3% (1.0% of Total Investments)
354,750	Blackrock Preferred Income Strategies Fund	$ 3,196,298
298,160	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.	3,858,190
259,567	John Hancock Preferred Income Fund III	3,696,234
Total Investment Companies (cost $17,755,185)	10,750,722

Shares	Description (1)	Value
Warrants – 0.3% (0.2% of Total Investments)
262,605	Endeavor Financial Corporation, 144A	$ 171,693
489,329	NovaGold Resources Inc.	1,887,130
Total Warrants (cost $132,210)	2,058,823

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
Short-Term Investments – 4.5% (3.5% of Total Investments)
$32,008	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/09, repurchase price $32,008,007, collateralized by: $1,105,000 U.S. Treasury Notes, 3.125%, due 8/31/13, value $1,159,477, $25,515,000 U.S. Treasury Notes, 1.375%, due 5/15/12, value $25,674,469 and $5,760,000 U.S. Treasury Notes, 1.750%, due 8/15/12, value $5,817,600	0.010%	10/01/09	$ 32,007,998
4,392	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/09, repurchase price $4,391,569, collateralized by $4,525,000 U.S. Treasury Notes, 1.750%, due 1/31/14, value $4,479,750	0.010%	10/01/09	4,391,568
$36,400	Total Short-Term Investments (cost $36,399,566)	36,399,566
Total Investments (cost $1,152,318,586) – 129.9%	1,051,688,196

Shares	Description (1)	Value
Common Stocks Sold Short – (0.6)%
Chemicals – (0.1)%
(10,500)	Sigma-Aldrich Corporation	$ (566,790)
Diversified Consumer Services – (0.1)%
(3,750)	Strayer Education Inc.	(816,300)
Health Care Equipment & Supplies – (0.1)%
(14,300)	C. R. Bard, Inc.	(1,124,123)
Hotels, Restaurants & Leisure – (0.1)%
(7,100)	P.F. Changs China Bistro, Inc., (2)	(241,187)
(6,300)	WMS Industries Inc., (2)	(280,728)
Total Hotels, Restaurants & Leisure	(521,915)
Internet & Catalog Retail – (0.0)%
(2,800)	Amazon.com, Inc., (2)	(261,408)
Personal Products – (0.0)%
(6,000)	Chattem Inc., (2)	(398,460)
Specialty Retail – (0.2)%
(10,100)	AutoZone, Inc., (2)	(1,476,822)
Total Common Stocks Sold Short (proceeds $5,234,602)	(5,165,818)

Number of	Notional	Expiration	Strike
Contracts	Type	Amount (15)	Date	Price	Value
Call Options Written – (0.8)%
(604)	AngloGold Ashanti Limited	$ (2,114,000)	1/16/10	$ 35.0	$ (468,100)
(1,545)	Arch Coal Inc.	(2,472,000)	1/16/10	16.0	(1,035,150)
(200)	Barrick Gold Corporation	(720,000)	1/16/10	36.0	(88,000)
(444)	Barrick Gold Corporation	(2,220,000)	1/16/10	50.0	(26,640)
(1,157)	BJ Services Company	(1,735,500)	1/16/10	15.0	(543,790)
(285)	BP PLC	(1,425,000)	1/16/10	50.0	(128,250)
(285)	BP PLC	(1,710,000)	1/16/10	60.0	(15,675)
(578)	Cameco Corporation	(1,300,500)	1/16/10	22.5	(358,360)
(289)	Cameco Corporation	(867,000)	1/16/10	30.0	(54,910)
(77)	Chevron Corporation	(654,500)	1/16/10	85.0	(1,540)
(78)	Chevron Corporation	(780,000)	1/16/10	100.0	(390)
(930)	Deutsche Telekom AG	(1,162,500)	1/16/10	12.5	(144,150)
(450)	eBay Inc.	(900,000)	1/16/10	20.0	(192,375)
(565)	Gold Fields Limited	(706,250)	1/16/10	12.5	(131,363)
(300)	Health Net Inc.	(600,000)	1/16/10	20.0	(10,500)
(630)	Ivanhoe Mines Ltd.	(472,500)	1/16/10	7.5	(343,350)
(1,342)	Korea Electric Power Corporation	(1,677,500)	3/20/10	12.5	(416,020)
(268)	Loews Corporation	(804,000)	1/16/10	30.0	(140,700)
(543)	Newmont Mining Corporation	(2,986,500)	1/16/10	55.0	(54,028)
(149)	Nippon Telegraph and Telephone Corporation	(298,000)	3/20/10	20.0	(53,640)
(1,385)	Pfizer Inc.	(2,077,500)	1/16/10	15.0	(262,457)
(308)	Royal Dutch Shell PLC	(1,540,000)	1/16/10	50.0	(238,700)
(187)	Royal Dutch Shell PLC	(1,028,500)	1/16/10	55.0	(58,438)
(300)	Sanofi-Aventis	(1,050,000)	1/16/10	35.0	(106,500)
(113)	Scholastic Corporation	(254,250)	12/19/09	22.5	(35,030)
(582)	Smithfield Foods, Inc.	(727,500)	1/16/10	12.5	(139,680)
(1,164)	Smithfield Foods, Inc.	(2,037,000)	1/16/10	17.5	(58,200)
(357)	Tech Data Corporation	(1,071,000)	1/16/10	30.0	(435,540)
(770)	Tesoro Corporation	(1,078,000)	1/16/10	14.0	(163,625)
(1,755)	Tyson Foods, Inc.	(1,755,000)	1/16/10	10.0	(504,563)
(1,112)	UBS AG	(1,946,000)	1/16/10	17.5	(264,100)
(434)	Wal-Mart Stores, Inc.	(2,170,000)	1/16/10	50.0	(69,223)
(19,186)	Total Call Options Written (premiums received $3,543,236)	(42,340,500)	(6,542,987)
Borrowings – (27.9)% (16), (17)	(225,895,000)
Other Assets Less Liabilities – (0.6)%	(4,777,286)
Net Assets Applicable to Common Shares – 100%	$ 809,307,105

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 254,861,755	$ 2,698,879	$ —	$ 257,560,634
Preferred Securities**	288,523,423	205,214,435	—	493,737,858
Variable Rate Senior Loan Interests	—	80,274,999	—	80,274,999
Convertible Bonds	—	86,377,628	—	86,377,628
Corporate Bonds	—	81,493,041	3,034,925	84,527,966
Investment Companies	10,750,722	—	—	10,750,722
Warrants	171,693	1,887,130	—	2,058,823
Short-Term Investments	36,399,566	—	—	36,399,566
Common Stocks Sold Short	(5,165,818)	—	—	(5,165,818)
Options Written	(6,542,987)	—	—	(6,542,987)
Total	$ 578,998,354	$ 457,946,112	$ 3,034,925	$ 1,039,979,391

* Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments
Balance at beginning of period
Gains (losses):				$ 3,508,965
Net realized gains (losses)				—
Net change in unrealized appreciation (depreciation)				(510,292)
Net purchases at cost (sales at proceeds)				—
Net discounts (premiums)				36,252
Net transfers in to (out of) at end of period fair value				—
Balance at end of period				$ 3,034,925

Derivative Instruments and Hedging Activities

During the current fiscal period, the Fund adopted amendments to authoratative guidance under GAAP on disclosures about derivative instruments and hedging activities.  This guidance is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund's financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, under this guidance they are considered to be non-hedge transactions for financial reporting purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of September 30, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$6,542,987

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, timing differences in the recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2009, the cost of investments (excluding proceeds received on securities sold short and options written) was $1,158,584,183.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding proceeds received on securities sold short and options written) at September 30, 2009, were as follows:

Gross unrealized:
Appreciation					$ 45,852,726
Depreciation				(152,748,713)

Net unrealized appreciation (depreciation) of investments				$ (106,895,987)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations under call options written.
(4)

Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(5)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(6)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(7)	Non-income producing; denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(8)	This issue is under the protection of the Federal Bankruptcy Court.
(9)	Position, or portion of position, represents an unfunded Senior Loan Commitment outstanding at September 30, 2009.
(10)

This issue is under protection of the Federal Bankruptcy Court. As a result, the Adviser has concluded this issue is not likely to meet its interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(11)

Subsequent to September 30, 2009, the Adviser concluded this issue is not likely to meet its interest payment obligations and has directed the Fund's custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund's records.

(12)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(13)

As of March 1, 2009, this issue is under protection of the Federal Bankruptcy Court (the “Bankruptcy Court”). As a result, the Adviser concluded that the issuer was not likely to meet its future interest payment obligations and directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records. On July 1, 2009, the Fund received its June 1, 2009 interest payment and also received its September 1, 2009, interest payment as directed by the Bankruptcy Court’s Final Order. As of September 2, 2009, the Fund ceased accruing additional income on this issue.

(14)	Principal Amount (000) rounds to less than $1,000.
(15)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(16)	Borrowings as a percentage of Total Investments is 21.5%.
(17)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of September 30, 2009, investments with a value of $667,263,592 have been pledged as collateral for Borrowings.

(18)

The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records. The Fund’s Adviser directed the Fund’s custodian to “write-off” any remaining recorded balances on the Fund’s records.

N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.
CORTS	Corporate Backed Trust Securities.
PPLUS	PreferredPlus Trust.
TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Multi-Strategy Income and Growth Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 27, 2009

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 27, 2009

*                      Print the name and title of each signing officer under his or her signature.